15. TRADE AND OTHER RECEIVABLES (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables Details 3
Allowance for the impairment of other receivables, beginning	$ 252	$ 314
Allowance for impairment	33	49
Decreases	(15)	(9)
Decreases due to deconsolidation	0	(3)
Reversal of unused amounts	(97)	(180)
Increase for subsidiaries acquisition	0	81
Allowance for the impairment of other receivables, ending	$ 173	$ 252